Income Taxes - Net Deferred Tax Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets (current and non-current)
Depreciation and amortization	$ 8	$ 34
Other deferred tax assets	3,305	1,906
NOL carry-forwards	32,191	33,454
Research and development costs	5,167	6,142
Collaboration agreement receivable reserves	5,749	4,638
Valuation allowance	(46,400)	(46,156)
Total deferred tax assets	20	18
Deferred tax liabilities (current and non-current)
Unrealized foreign currency gains	(20)	(18)
Other deferred tax liabilities	0	0
Total deferred tax liabilities	20	18
Net deferred tax assets and deferred tax liabilities (current and non-current)	0	0
Deferred Tax Liabilities, Net, Classification [Abstract]
Current deferred tax liability	(20)	(18)
Deferred Tax Assets, Net, Classification [Abstract]
Non-current deferred tax asset	$ 20	$ 18